SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13:SUBSEQUENT EVENTS

1.	On January 12, 2015, the Company entered into a Securities Purchase Agreement with certain accredited investors for the sale of 7,320,000 units at a purchase price of $0.20 per unit, for a total purchase price of approximately $1,250,000, net of finders’ fee and offering expenses of approximately $214,000. Each unit consisting of (i) one share of the Company’s Common Stock, (ii) one Series A warrant to purchase one share of common stock, (iii) one Series B warrant to purchase one share of common stock (iv) one Series C warrant to purchase one share of common stock, (v) one Series D warrant to purchase one share of common stock, and (vi) one Series E warrant to purchase one share of common stock (the Series A, B, C, D and E warrants collectively, the “January 2015 Warrants”). Series A warrants are exercisable at $1.50 per share, with a five year term. Series B warrants are exercisable at $0.40 per share, with a six month term. Series C warrants are exercisable at $1.00 per share, with a five year term. Series D warrants are exercisable at $0.75 per share only if and to the extent that the Series B warrants are exercised, with a five year term from the date that the Series B warrants are exercised. Series E warrants are exercisable at $1.25 per share, only if and to the extent that the Series C warrants are exercised, with a five year term from the date that the Series C warrants are exercised.

Pursuant to a placement agent agreement, the Company agreed to issue warrants to purchase an aggregate of up to 5% of the aggregate number of shares of common stock sold in the offering to the placement agents. The placement agent warrants have substantially the same terms as the January 2015 Warrants.

2.	On March 9, 2015, the Company entered into a Securities Purchase Agreement with certain accredited investors for the sale of 5,000,000 units at a purchase price of $0.20 per unit, for a total purchase price of approximately $950,000, net of finders’ fee and offering expenses of approximately $50,000. Each unit consisting of (i) one share of the Company’s Common Stock, (ii) one Series A warrant to purchase one share of common stock, (iii) one Series B warrant to purchase one share of common stock (iv) one Series C warrant to purchase one share of common stock, (v) one Series D warrant to purchase one share of common stock, and (vi) one Series E warrant to purchase one share of common stock (the Series A, B, C, D and E warrants collectively, the “March 2015 Warrants”). The March 2015 Warrants have substantially the same terms as the January 2015 Warrants.

Pursuant to a placement agent agreement, the Company agreed to issue warrants to purchase an aggregate of up to 2.5% of the aggregate number of shares of common stock sold in the offering to the placement agents. The placement agent warrants have substantially the same terms as the March 2015 Warrants.